Patent and Trademarks (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Patent and Trademarks [Abstract]
Patent rights and intangible assets		$ 930,000	$ 930,000
Patent defense costs		172,457	170,937
New patents and trademarks		58,469	90,202
Accumulated amortization		(328,042)	(260,285)
Patent rights and intangible assets, net	$ 817,239	$ 832,884	$ 930,854